Material License Agreements - Additional Information (Detail) - CSL Limited [member] $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Material License Agreements [Line Items]
Initial payment upon commencement of a Phase 3 clinical trial	$ 30
Payments based on certain regulatory milestones are achieved	95
Payments based on certain Sales milestones are achieved	$ 655
Percentage of royalties on net sales description	mid-single digit percentage and 10%
Percentage of royalties on net sales	10.00%